Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net Loss	$ (3,398,939)	$ (3,029,780)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	26,159	27,620
Asset impairment expense		95,872
Net change in unrealized appreciation and depreciation in gold bullions	(133,829)	(55,985)
Imputed interest - related party	81,072	80,851
Stock issuable for services		225,000
Fair value of options issued for services	4,197
Warrants issued/(cancelled) to consultants	851,205	538,633
Changes in operating assets and liabilities:
(Increase) in inventory		(304)
(Increase) Decrease prepaid expenses	(45,236)	763
(Increase) in deposits	(3,656)	2,608
Decrease in operating lease right-of-use, net	49,209	48,064
Increase in accrued expenses and other payables - related party	818,538	869,640
Decrease in accounts payable	(39,635)	1,298
Decrease in operating lease liabilities, current	(48,172)	(48,763)
Net Cash Used In Operating Activities	(1,839,086)	(1,244,483)
Net Cash Used In Investing Activities
Purchase of treasury bills		(2,587,811)
Proceeds from maturity of treasury bills		2,587,811
Purchase of fixed assets	(4,240)	(6,399)
Net Cash Provided by Investing Activities	(4,240)	(6,399)
Cash Flows From Financing Activities:
Principal payments on debt	(35,244)	(60,000)
Net Cash Provided by Financing Activities	(35,244)	(60,000)
Net Change in Cash and Cash Equivalents	(1,878,570)	(1,310,882)
Cash and Cash Equivalents at Beginning of Year	2,551,834	3,862,716
Cash and Cash Equivalents at End of Year	673,264	2,551,834
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise		100,000
Adoption of lease standard ASC 842	30,084	85,023
Adoption of lease standard ASC 842	39,489
Reduction of right of use asset and associated lease liability due to lease cancellation	30,084
Preferred share issued in connection with debt cancellation - related party	$ 20,000